Directors and Key Management compensation (Details) - EUR (€) € in Millions	5 Months Ended	9 Months Ended	12 Months Ended
	May 31, 2015	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2015
Disclosure of transactions between related parties [line items]
Short-term employee benefits		€ 1.3	€ 2.0	€ 2.1	€ 0.0
Contributions to money purchase pension plans		0.0	0.0	0.0	0.0
Share-based payment		0.1	1.4	0.9	0.0
Long-term incentive scheme		0.0	0.0	0.0	0.0
Compensation for loss of office		0.0	0.4	0.0	0.0
Non-Executive Director fees		0.1	0.3	0.2	0.2
Total Directors’ and executive officers' compensation		€ 1.5	€ 4.1	€ 3.2	€ 0.2
Predecessor
Disclosure of transactions between related parties [line items]
Short-term employee benefits	€ 1.9
Contributions to money purchase pension plans	0.2
Share-based payment	2.2
Long-term incentive scheme	17.4
Compensation for loss of office	0.0
Non-Executive Director fees	0.0
Total Directors’ and executive officers' compensation	€ 21.7